Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 4,768	€ 5,387
Realised gain/loss recognised in the statement of profit or loss during the period	(383)	(66)
Revaluation recognised in other comprehensive income during the period	(46)	155
Purchase of assets	1,887	1,893
Sale of assets	(1,743)	(1,780)
Maturity/settlement	(354)	(719)
Reclassifications	224	4
Transfers into Level 3	523	103
Transfers out of Level 3	(755)	(214)
Exchange rate differences	(27)	1
Changes in the composition of the group and other changes	6	3
Closing balance	4,101	4,768
Financial asset mandatorily at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,381	1,042
Realised gain/loss recognised in the statement of profit or loss during the period	(104)	(63)
Purchase of assets	1,180	1,494
Sale of assets	(973)	(832)
Maturity/settlement	(83)	(461)
Reclassifications	330	279
Transfers into Level 3	6	9
Transfers out of Level 3	(528)	(88)
Exchange rate differences	(24)	(1)
Changes in the composition of the group and other changes	5	2
Closing balance	1,191	1,381
Financial assets designated at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,244	1,075
Realised gain/loss recognised in the statement of profit or loss during the period	(198)	(6)
Purchase of assets	212	360
Sale of assets	(270)	(212)
Maturity/settlement	(57)	(35)
Transfers into Level 3	1	63
Transfers out of Level 3	(138)
Closing balance	796	1,244
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,961	2,749
Realised gain/loss recognised in the statement of profit or loss during the period	(19)	(15)
Revaluation recognised in other comprehensive income during the period	(46)	155
Purchase of assets	39	11
Sale of assets	(419)	(680)
Maturity/settlement	(175)	(212)
Reclassifications	(105)	3
Transfers into Level 3	(1)
Transfers out of Level 3		(53)
Exchange rate differences	(4)	1
Changes in the composition of the group and other changes	1	1
Closing balance	1,231	1,961
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	174	494
Realised gain/loss recognised in the statement of profit or loss during the period	(61)	40
Purchase of assets	453	28
Sale of assets	(73)	(53)
Maturity/settlement	(39)	(11)
Reclassifications		(279)
Transfers into Level 3	517	26
Transfers out of Level 3	(90)	(72)
Exchange rate differences		1
Closing balance	882	174
Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	8	27
Realised gain/loss recognised in the statement of profit or loss during the period	(1)	(21)
Purchase of assets	3	0
Sale of assets	(8)	(3)
Maturity/settlement	(1)
Transfers into Level 3		4
Transfers out of Level 3	0
Closing balance	€ 1	€ 8